Equity (Details) - Schedule of number share options and the weighted averages of their exercise prices - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of number share options and the weighted averages of their exercise prices [Abstract]
Number of options, Outstanding	14,428,800	18,308,800	8,722,500
Weighted average of exercise price per 1 ordinary share, Outstanding	₪ 1.25	₪ 5.80	₪ 46.92
Number of options, Granted	1,250,000	3,000,000	11,630,000
Weighted average of exercise price per 1 ordinary share, Granted	₪ 0.59	₪ 0.59	₪ 1.62
Number of options, Forfeited	(5,151,000)		(801,064)
Weighted average of exercise price per 1 ordinary share, Forfeited	₪ 3.37		₪ 35.16
Number of options, Expired	(1,284,500)	(6,880,000)	(1,242,636)
Weighted average of exercise price per 1 ordinary share, Expired	₪ 0.88	₪ 15.16	₪ 37.44
Number of options, Outstanding	9,243,300	14,428,800	18,308,800
Weighted average of exercise price per 1 ordinary share, Outstanding	₪ 0.88	₪ 1.25	₪ 5.80
Number of options, Exercisable	4,490,800	4,541,600	6,064,400
Weighted average of exercise price per 1 ordinary share, Exercisable	₪ 1.28	₪ 3.83	₪ 61.09